UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

U.S. Education Loan Trust IV, LLC

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 13, 2022

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001418253

Henry B. Howard (786) 777-0300

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☒

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

U.S. Education Loan Trust IV, LLC, as securitizer, is terminating its reporting obligation pursuant to Rule 15Ga-1(c)(3). The last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer was March 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 13, 2022

U.S. EDUCATION LOAN TRUST IV, LLC
(Securitizer)

By:	U.S. Education Finance IV Management Corporation

By:	/s/ Henry B. Howard
	Name:	Henry B. Howard
	Title:	President and Chief Executive Officer

3